Federated Hermes MDT All Cap Core Fund
Portfolio of Investments
April 30, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—97.7%
		Communication Services—9.2%
521,797		Alphabet, Inc., Class A	$ 200,787,486
151,257	[1]	CarGurus, Inc.	5,514,830
51,959	[1]	Charter Communications, Inc.	8,582,068
293,955		Fox Corp.	18,663,203
78,538		Meta Platforms, Inc.	48,058,187
243,744	[1]	Pinterest, Inc.	4,792,007
66,330	[1]	Reddit, Inc.	9,765,766
537,286	[1]	Trade Desk, Inc./The	12,674,577
182,698		Verizon Communications, Inc.	8,774,985
		TOTAL	317,613,109
		Consumer Discretionary—10.7%
580,702		Advance Auto Parts, Inc.	34,557,576
260,618	[1]	Amazon.com, Inc.	69,079,407
564	[1]	AutoZone, Inc.	2,089,073
83,308		Booking Holdings, Inc.	14,025,735
96,826	[1]	Capri Holdings Ltd.	1,889,075
129,399	[1]	Deckers Outdoor Corp.	13,224,578
16,698	[1]	Duolingo, Inc.	1,838,450
118,956		eBay, Inc.	12,309,567
43,299		Expedia Group, Inc.	10,754,173
116,820	[1]	Five Below, Inc.	27,529,801
248,255		General Motors Co.	19,088,327
69,650	[1]	Life Time Group Holdings, Inc.	1,867,316
237,019	[1]	Lululemon Athletica, Inc.	32,637,516
64,318	[1]	SharkNinja, Inc.	7,430,658
110,394	[1]	Tesla, Inc.	42,129,662
81,365		TJX Cos., Inc.	12,753,964
15,179	[1]	Ulta Beauty, Inc.	8,158,409
703,981	[1]	Viking Holdings Ltd.	57,663,084
19,349		Yum! Brands, Inc.	3,089,068
		TOTAL	372,115,439
		Consumer Staples—3.7%
51,372		Costco Wholesale Corp.	52,118,435
49,062	[1]	Dollar Tree, Inc.	4,764,411
144,532		Estee Lauder Cos., Inc., Class A	11,087,050
55,924		Kimberly-Clark Corp.	5,504,599
71,574		Kroger Co.	4,872,042
266,853	[1]	Maplebear, Inc.	11,301,225
103,810		Philip Morris International, Inc.	17,135,917
16,770		Target Corp.	2,175,907
147,213		WalMart, Inc.	19,421,811
		TOTAL	128,381,397
		Energy—3.4%
66,947		Cheniere Energy, Inc.	18,407,078
155,006		EOG Resources, Inc.	21,789,193
117,579		Exxon Mobil Corp.	18,145,967
17,314		Kodiak Gas Services, Inc.	1,173,889

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
56,812		Marathon Petroleum Corp.	$ 14,105,852
118,585		Occidental Petroleum Corp.	7,183,879
183,244		PBF Energy, Inc.	7,945,460
49,497		Phillips 66	8,867,388
96,869		Weatherford International PLC	10,689,494
120,608		Williams Cos., Inc.	9,203,596
		TOTAL	117,511,796
		Financials—13.8%
43,810		Ameriprise Financial, Inc.	20,800,550
44,385	[1]	Arch Capital Group Ltd.	4,192,607
342,219		Bank of New York Mellon Corp.	45,983,967
9,886		Cboe Global Markets, Inc.	2,966,690
229,087		Charles Schwab Corp.	20,993,533
1,463,955	[1]	Fiserv, Inc.	91,716,781
21,433		Globe Life, Inc.	3,307,112
10,684		Goldman Sachs Group, Inc.	9,869,559
171,228		Interactive Brokers Group, Inc., Class A	13,612,626
8,578		Intercontinental Exchange, Inc.	1,356,096
179,243		Jackson Financial, Inc.	20,750,962
61,228		JPMorgan Chase & Co.	19,178,446
28,502		Mastercard, Inc.	14,334,226
133,822		Morgan Stanley	25,505,135
139,168		Northern Trust Corp.	23,149,205
39,185		Progressive Corp., OH	7,887,157
174,013		Prudential Financial, Inc.	17,072,415
283,954		State Street Corp.	43,399,529
188,507		Synchrony Financial	14,364,233
40,491		The Hartford Insurance Group, Inc.	5,539,574
221,442		The Travelers Cos., Inc.	67,570,812
53,547		Virtu Financial, Inc.	2,659,144
		TOTAL	476,210,359
		Health Care—9.6%
126,979		Abbott Laboratories	11,528,423
325,742		AbbVie, Inc.	68,835,800
61,462	[1]	Align Technology, Inc.	10,817,927
17,028	[1]	Alnylam Pharmaceuticals, Inc.	5,269,996
95,961		Amgen, Inc.	33,226,496
11,376	[1]	Biogen, Inc.	2,153,249
74,072	[1]	Bridgebio Pharma, Inc.	5,267,260
58,200		Cardinal Health, Inc.	11,225,616
43,342		Cencora, Inc.	13,349,769
27,531	[1]	Charles River Laboratories International, Inc.	4,596,851
254,836	[1]	Elanco Animal Health, Inc.	5,700,681
4,672		Eli Lilly & Co.	4,366,451
133,605		Gilead Sciences, Inc.	17,480,878
31,027	[1]	Halozyme Therapeutics, Inc.	1,975,179
14,787		Humana, Inc.	3,496,238
110,139	[1]	Illumina, Inc.	13,959,017
55,543	[1]	Incyte Genomics, Inc.	5,291,582
26,297	[1]	Indivior Pharmaceuticals, Inc.	967,204
7,353	[1]	Insulet Corp.	1,265,745
95,014		Johnson & Johnson	21,838,968

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
55,481		Merck & Co., Inc.	$ 6,057,416
303,100	[1]	Moderna, Inc.	13,924,414
38,984		Regeneron Pharmaceuticals, Inc.	27,564,027
54,657		UnitedHealth Group, Inc.	20,249,325
100,245	[1]	Veeva Systems, Inc.	15,635,213
11,489	[1]	Vertex Pharmaceuticals, Inc.	4,910,169
92,946	[1]	Waystar Holding Corp.	1,986,721
		TOTAL	332,940,615
		Industrials—11.0%
23,321		3M Co.	3,416,993
54,934		Allegion PLC	7,552,326
74,193		Allison Transmission Holdings, Inc.	9,967,830
80,633		Atmus Filtration Technologies, Inc.	5,112,132
29,092		Automatic Data Processing, Inc.	6,165,758
10,533	[1]	Bloom Energy Corp.	2,984,631
7,802		Cintas Corp.	1,363,087
634,974	[1]	Copart, Inc.	21,023,989
66,995		Emerson Electric Co.	9,408,778
196,398		GE Aerospace	56,941,672
90,014		GE Vernova, Inc.	97,526,568
9,189		General Dynamics Corp.	3,163,773
130,909		Johnson Controls International PLC	19,116,641
8,850		Leidos Holdings, Inc.	1,320,597
5,658		Lennox International, Inc.	3,026,408
23,012		Lockheed Martin Corp.	11,919,526
48,943		Masco Corp.	3,515,086
4,884		Northrop Grumman Corp.	2,830,180
23,437		nVent Electric PLC	3,349,147
42,501		Paycom Software, Inc.	5,387,427
4,851		Rockwell Automation, Inc.	1,983,622
76,913		RTX Corp.	13,542,072
19,811	[1]	SkyWest, Inc.	1,626,879
232,968		Southwest Airlines Co.	8,834,147
9,872	[1]	SPX Technologies, Inc.	2,161,080
24,691		Trane Technologies PLC	12,161,305
210,019	[1]	Uber Technologies, Inc.	15,669,518
118,739	[1]	United Airlines Holdings, Inc.	10,686,510
284,293		Veralto Corp.	25,074,643
43,194		Vertiv Holdings Co.	14,188,797
		TOTAL	381,021,122
		Information Technology—30.9%
177,237		Accenture PLC	31,674,024
88,175	[1]	Adobe, Inc.	21,699,868
930,076		Apple, Inc.	252,376,123
3,439		Applied Materials, Inc.	1,356,651
113,833	[1]	Arista Networks, Inc.	19,660,097
120,989	[1]	Atlassian Corp. PLC	8,298,636
320,760		Broadcom, Inc.	133,894,847
23,077	[1]	Cirrus Logic, Inc.	3,763,397
56,096		Cisco Systems, Inc.	5,132,784
5,574		Dell Technologies, Inc.	1,164,687
154,952	[1]	Enphase Energy, Inc.	5,107,218

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
18,911	[1]	EPAM Systems, Inc.	$ 2,151,694
62,201	[1]	Fortinet, Inc.	5,244,166
104,908	[1]	Gartner, Inc., Class A	15,577,789
130,046	[1]	GoDaddy, Inc.	11,286,692
8,959		IBM Corp.	2,069,350
75,472		Intuit, Inc.	29,320,872
14,897	[1]	Lumentum Holdings, Inc.	13,441,861
47,835		Micron Technology, Inc.	24,738,349
220,644		Microsoft Corp.	89,974,210
11,007	[1]	MongoDB, Inc.	2,760,886
80,404		NetApp, Inc.	8,906,351
1,170,616		NVIDIA Corp.	233,619,835
19,178	[1]	Onto Innovation, Inc.	5,658,661
134,310	[1]	Palantir Technologies, Inc.	18,683,864
73,496		Pegasystems, Inc.	2,686,279
35,900		Qualcomm, Inc.	6,446,922
54,951		Salesforce, Inc.	9,700,500
83,940	[1]	ServiceNow, Inc.	7,412,741
189,577		Skyworks Solutions, Inc.	13,302,618
22,435		TD SYNNEX Corp.	5,119,218
142,247		Teradyne, Inc.	48,857,577
54,166		Texas Instruments, Inc.	15,224,979
6,652	[1]	Tyler Technologies, Inc.	2,269,263
97,262	[1]	Workday, Inc.	11,904,869
		TOTAL	1,070,487,878
		Materials—1.7%
72,390		Alcoa Corp.	4,617,758
465,967		Celanese Corp.	31,573,924
57,329		Mosaic Co./The	1,334,046
205,874		Newmont Corp.	22,870,543
		TOTAL	60,396,271
		Real Estate—1.9%
695,992		American Healthcare REIT, Inc.	35,342,474
241,660		Kilroy Realty Corp.	8,037,612
44,234		SL Green Realty Corp.	1,875,964
64,535		Ventas, Inc.	5,670,045
68,825		Welltower, Inc.	14,958,425
		TOTAL	65,884,520
		Utilities—1.8%
30,180		American Electric Power Co., Inc.	4,137,980
181,484		Duke Energy Corp.	23,511,252
113,446		Edison International	7,883,363
471,983		Exelon Corp.	21,706,498
41,976		Southern Co.	4,059,079
		TOTAL	61,298,172
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,670,595,260)	3,383,860,678

Shares		Value
	INVESTMENT COMPANY—2.2%
76,875,907	Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[2] (IDENTIFIED COST $76,875,907)	76,875,907
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $2,747,471,167)	3,460,736,585
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	2,170,781
	NET ASSETS—100%	$3,462,907,366
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2026, were as follows:
Affiliated	Value as of 7/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 4/30/2026	Shares Held as of 4/30/2026	Dividend Income
Consumer Discretionary:
Advance Auto Parts, Inc.	$30,817,855	$—	$—	$3,739,721	$—	$34,557,576	580,702	$435,527
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 7/31/2025	$54,556,734
Purchases at Cost	$606,160,503
Proceeds from Sales	$(583,841,330)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2026	$76,875,907
Shares Held as of 4/30/2026	76,875,907
Dividend Income	$1,911,660

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust